CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Statement of comprehensive income [abstract]
Net income (loss)	$ 426,699	$ (626,653)
Other comprehensive income
Gains on long-term investments, net of deferred income tax	158,726	22,485
Other comprehensive income	158,726	22,485
Total comprehensive income (loss) for the year	585,425	(604,168)
Other comprehensive income attributable to:
Shareholders of the Company	158,726	22,485
Non-controlling interests	0	0
Total comprehensive income (loss) attributable to:
Shareholders of the Company	560,634	(607,406)
Non-controlling interests	$ 24,791	$ 3,238